Performance Management	Oct. 31, 2025
FRANKLIN MUTUAL U.S. MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	21.76%
Worst Quarter:	2020, Q1	-34.17%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL U.S. MID CAP VALUE FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell Midcap Value Index | Average Annual Return, Label [Optional Text]	Russell Midcap Value Index
Russell Midcap Value Index | Average Annual Return, Percent		11.05%	9.83%	9.78%
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Percent		0.66%	7.36%	7.46%
Franklin Mutual U.S. Mid Cap Value Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Mutual U.S. Mid Cap Value Fund | After Taxes on Distributions | Average Annual Return, Percent		(0.38%)	5.80%	5.69%
Franklin Mutual U.S. Mid Cap Value Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Mutual U.S. Mid Cap Value Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.15%	5.61%	5.65%
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Percent		4.70%	7.77%	7.27%
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Percent		6.23%	8.31%	7.80%
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Percent		6.86%	8.96%	8.46%
Franklin Mutual U.S. Mid Cap Value Fund | Average Annual Return, Percent		6.79%	8.85%	8.34%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL U.S. MID CAP VALUE FUND | Franklin Mutual U.S. Mid Cap Value Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL SMALL-MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Effective May 22, 2024, the Fund changed its name from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund and adopted the Fund’s current investment strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	27.92%
Worst Quarter:	2020, Q1	-34.15%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL SMALL-MID CAP VALUE FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 2500® Value Index | Average Annual Return, Label [Optional Text]	Russell 2500® Value Index
Russell 2500® Value Index | Average Annual Return, Percent		12.73%	10.02%	9.72%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		1.23%	9.16%	8.08%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(1.89%)	6.15%	5.49%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.06%	6.96%	6.07%
Class R6 | Average Annual Return, Percent		7.44%	10.75%	9.06%
ADVISOR CLASS | Average Annual Return, Percent		7.41%	10.67%	8.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL SMALL-MID CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	27.17%
Worst Quarter:	2020, Q1	-33.46%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL CAP VALUE FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.26%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		1.40%	7.50%	9.09%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(0.35%)	5.75%	7.22%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.13%	5.56%	6.90%
CLASS C | Average Annual Return, Percent		5.52%	7.91%	8.89%
CLASS R | Average Annual Return, Percent		7.01%	8.45%	9.43%
Class R6 | Average Annual Return, Percent		7.67%	9.14%	10.16%
ADVISOR CLASS | Average Annual Return, Percent		7.55%	9.00%	9.98%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020